Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2025
Marketables Securities [Abstract]
Schedule of marketable securities [Table Text Block]

	December 31,	December 31,
	2025	2024

Balance, beginning of year	$218	$1,534
Proceeds from disposition of marketable securities at fair value	(111)	(1,110)
Change in fair value of marketable securities	(97)	(143)
Foreign currency translation adjustment	6	(63)
Balance, end of year	$16	$218